Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 3,004
Implementation of IFRS 16 on 1 January 2019	(170)
ECL impairment charge	29
Transfer (to)/from accruals and other liabilities	12
Currency translation and other movements	(40)
Charge to income statement	1,563
Releases to income statement	(320)
Provisions utilised	(1,401)
Balance at end of the period	2,677
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	695
Charge to income statement	900
Provisions utilised	(439)
Balance at end of the period	1,156
Prior Year Provisions	97
Payment provision protection insurance	6,200
Payment protection insurance provision utilised	5,000
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	536
Transfer (to)/from accruals and other liabilities	(3)
Currency translation and other movements	(15)
Transfer	35
Charge to income statement	141
Releases to income statement	(48)
Provisions utilised	(332)
Balance at end of the period	314
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	783
Currency translation and other movements	(6)
Transfer	(35)
Charge to income statement	88
Releases to income statement	(111)
Provisions utilised	(293)
Balance at end of the period	426
Other(2)
Provisions for liabilities and charges
Balance at beginning of the period	990
Implementation of IFRS 16 on 1 January 2019	(170)
ECL impairment charge	29
Transfer (to)/from accruals and other liabilities	15
Currency translation and other movements	(19)
Charge to income statement	434
Releases to income statement	(161)
Provisions utilised	(337)
Balance at end of the period	£ 781